Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (491,708)	$ 84,423	$ (739,725)	$ (204,153)